SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Net Changes in Accumulated Other Comprehensive Losses Associated with Hedging Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule Of net changes in accumulated other comprehensive losses associated with hedging activities [Abstract]
Change in fair value of interest rate swaps, net as of January 1	$ 0	[1]	$ 0		$ 0
Change in fair value during the year	(2,761)		0		0
Net loss reclassified from accumulated other comprehensive losses into earnings	2,030		0		0
Change in fair value of interest rate swaps, net as of December 31	$ (731)	[1]	$ 0	[1]	$ 0

[1]	During the year ended December 31, 2025, fair value loss on interest rate swaps designed as cash flow hedges of $[0] was reclassified from accumulated other comprehensive losses in the accompanying consolidated balance sheets into interest expense in the accompanying consolidated statements of operations.